Investments (details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Investments disclosure
Fixed maturities, due in one year or less, amortized cost	$ 5,619
Fixed maturities, due after 1 year through 5 years, amortized cost	16,417
Fixed maturities, due after 5 years through 10 years, amortized cost	14,258
Fixed maturities, due after 10 years, amortized cost	21,742
Fixed maturities excluding mortgage-backed securities, collateralized mortgage obligations and pass-through securities, amortized cost	58,036
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities, amortized cost	1,614
Fixed maturities, amortized cost	59,650	$ 58,878
Fixed maturities, due in one year or less, fair value	5,677
Fixed maturities, due after 1 year through 5 years, fair value	16,926
Fixed maturities, due after 5 years through 10 years, fair value	14,449
Fixed maturities, due after 10 years, fair value	21,755
Fixed maturities excluding mortgage-backed securities, collateralized mortgage obligations and pass-through securities, fair value	58,807
Mortgage-backed securities, collateralized mortgage obligations and pass-through securities, fair value	1,708
Fixed maturities, at fair value	60,515	60,658
Securities on loan as part of a tri-party lending agreement	286	269
Proceeds from sales of fixed maturities classified as available for sale	1,417	1,950	$ 1,049
Insurance subsidiaries' securities on deposit at financial institutions in certain states pursuant to the respective states' insurance regulatory requirements	4,560	4,680
Fair value of funds deposited with third parties to be used as collateral to secure various liabilities on behalf of insureds, cedants and other creditors	35	28
Fair value of other investments pledged as collateral securing outstanding letters of credit	3	21
Fair value of owned securities held by an insurance subsidiary pledged into a Lloyd's trust account to support capital requirements for the Company's operations at Lloyd's	97	140
Proceeds from sales of equity securities	92	59	158
Proceeds from sale of real estate investments	69	31	$ 15
Accumulated depreciation on real estate held for investment purposes	332	320
Future minimum rental income expected on operating leases relating to the Company's real estate properties for 2017	84
Future minimum rental income expected on operating leases relating to the Company's real estate properties for 2018	74
Future minimum rental income expected on operating leases relating to the Company's real estate properties for 2019	62
Future minimum rental income expected on operating leases relating to the Company's real estate properties for 2020	46
Future minimum rental income expected on operating leases relating to the Company's real estate properties for 2021	34
Future minimum rental income expected on operating leases relating to the Company's real estate properties for 2022 and thereafter	$ 45
Maximum original maturity of short-term securities	1 year
Combined average days to maturity of short-term securities (in days)	80 days
Amortized cost of short-term securities (which approximates fair value)	$ 4,870	$ 4,670